Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimal Rent Payment	As of March 31, 2017, the Company has the aggregate minimal rent payments due in the next one year as follow.
Year ending January 31,
2018	$39,725